Stock Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for awards under the Long-Term Incentive Plan				119,600,000
Share-based compensation	$ 0.4	$ 0.3	$ 0.3
Restricted Stock Units and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to the unvested portion of RSUs and PSUs	$ 0.3
Weighted-average period of unrecognized compensation expense related to the unvested portion of RSUs and PSUs (in years)	2 years
Payments made to settle compensation classified as liability awards	$ 0.4	$ 0.4	$ 0.6
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per unit	$ 51.86	$ 48.15